TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Provisions for employee benefits	$ 1,007	$ 657
Inventory	926	1,337
Capital tax losses carryforward	876	956
Net operating losses carryforward	2,519	2,368
R&D expenses	222	121
Other	912	417
Deferred tax assets, before valuation allowance	6,462	5,856
Valuation allowance	(876)	(3,214)	$ (5,202)	$ (5,484)
Deferred tax assets, net	5,586	2,642
Deferred tax liabilities:
Property, plant and equipment	(4,526)	(1,348)
Intangible assets	(150)	(300)
Other temporary differences deferred tax liabilities	(33)	0
Deferred tax liabilities	(4,709)	(1,648)
Net	$ 877	$ 994